Related party transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related party transactions
Related party transactions

We are a majority owned subsidiary of Seadrill, which owns approximately 70.4% of our outstanding common shares as of the date of this Annual Report. The Company transacts business with the following related parties, being companies in which are affiliated with Seadrill and Seadrill's principal shareholder Hemen Holding Ltd (hereafter jointly referred to as "Hemen"):

•	Seadrill Limited

•	Ship Finance International Limited ("Ship Finance")

•	Metrogas Holdings Inc ("Metrogas")

•	Frontline Management (Bermuda) Limited ("Frontline")

•	Seatankers Management Norway AS ("Seatankers")

•	Archer Limited ("Archer")

•	Sevan Drilling Limited ("Sevan")

The Company has entered into the following significant agreements with related parties:

Transactions with Seadrill

$500 million 7.75% Bond
In April 2011 the Company issued a $500 million bond with a fixed coupon rate of 7.75% per annum, payable semi-annually in arrears. Seadrill was the holder of the entire bonds. The bond was repaid on January 31, 2014, including a settlement premium of $22.5 million, which was settled in cash.

$600 million 6.25% Senior Unsecured Notes due 2019
In January 2014 the Company issued a $600 million Senior Unsecured Notes with a fixed coupon of 6.25% per annum, and maturity in January 2019. As of December 31, 2015 Seadrill was the holder of 31.1% of the notes, which amounts to $186.6 million (December 31, 2014: 31.1%, or $186.6 million). Interest due to Seadrill for the year ended December 31, 2015 was $11.7 million (December 31, 2014: $8.9 million).

$85 million Seadrill Revolving Credit Facility
Seadrill provided the Company an unsecured revolving credit facility of $200 million in March 2012. The facility was increased from $200 million to $335 million on June 28, 2013, and then decreased to $85 million on November 20, 2013. The terms of the remaining facility of $85 million are the same as stated in the original agreement dated March 30, 2012. Aggregate draw downs and repayments on this facility during the year ended December 31, 2015 were $0 million and $0 million, respectively. The interest of the facility was Libor plus 3.00% per annum. Interest and commitment fee charged relating to the shareholder loan from Seadrill for the year ended December 31, 2015 amounted to $0.1 million (December 31, 2014: $1.0 million). This credit facility matured on January 30, 2015.

NOK 1,500 million Senior Unsecured Bond
On October 30, 2013, the Company issued a NOK1,500 million Senior Unsecured Bond with maturity date October 2018. The bond bears interest at 3-months NIBOR plus a margin of 4.40%. The net proceeds were used to repay the remaining outstanding amount under our $85 million Seadrill Revolving Credit Facility. During fourth quarter of 2014, Seadrill purchased in the open market an aggregate of 5.5% ownership in the NOK 1,500 million Senior Unsecured Bond equal to $11 million. As at December 31, 2015, Seadrill is the holder of 5.5% of the bond, which amounts to $9.4 million (December 31, 2014: 5.5% or $11.0 million). Interest due to Seadrill for the year ended December 31, 2015 was $0.4 million (December 31, 2014: nil).

Financial covenants and debt guarantees
In February 2015, the Company received approval from its Norwegian Bondholders to amend the Bond Agreement for its NOK 1,500 million Norwegian Bond maturing in 2018. Under the terms of the agreement, Seadrill will provide a guarantee for the Bond Issue in exchange for amendments to the covenant package, principally replacing the current financial covenants with the financial covenants within Seadrill's NOK bonds. Additionally, the Company received approval to amend its $2,000 million credit facility and $475 million secured term loan and revolving credit facility. Under the terms of the agreements, Seadrill provides a guarantee for the credit facilities in exchange for amendments to the covenant package, principally replacing the Company's existing financial covenants with financial covenants within Seadrill's secured credit facilities. This amendment to the covenants was applicable to the period ended December 31, 2014. As such there are no longer separate financial covenants contained within the Company's credit facilities or bond agreements. The guarantee fees charged by Seadrill is 0.3% per annum of the outstanding principal. The total guarantee fee for the year months ended December 31, 2015 was $3.9 million (December 31, 2014: nil). These fees are presented with "other financial items" in the statement of operations.

Performance guarantees
Seadrill provides performance guarantees in connection with the Company’s drilling contracts, and charges the Company an annual fee of 1% of the guaranteed amount to provide these guarantees. The total amount of such guarantees was $200 million at December 31, 2015 and $250 million at December 31, 2014. The incurred fee was $2.1 million and $2.5 million or the years ended December 31, 2015 and 2014 respectively. In addition, the Company has agreed to reimburse Seadrill for all claims made against Seadrill under the performance guarantees. These fees are presented with "other financial items" in the statement of operations.

Operation and Management of the West Hercules
The West Hercules, a harsh environment, semi-submersible drilling rig, is owned by a wholly-owned subsidiary of Ship Finance, a related party, and is controlled by Seadrill through a bareboat charter agreement that expires in 2023. Until October 31, 2013, the company operated and managed this rig pursuant to an operational bareboat charter agreement that the Company entered into with Seadrill in July 2012. Subsequently the company entered into a management agreement with Seadrill which replaced the bareboat charter agreement effective from November 1, 2013, pursuant to which the Company operated and managed the West Hercules when it was employed under the drilling contract with Statoil.
The key terms of the agreement were:

•	Seadrill is obligated to pay North Atlantic a daily management fee.

•	North Atlantic is entitled to a potential bonus based on economical utilization of the operations.

•	All crew services shall be provided by North Atlantic and charged to Seadrill at cost plus a margin of 7%.

•	All direct costs related to the operations shall be charged to Seadrill at cost.

•	Operational risks are obligations of Seadrill.

•	Capital expenditures and long term maintenance associated with the rig are obligations of Seadrill.

•	North Atlantic is entitled to receive and keep all agreed mark-up fee for provision of additional services under the Drilling Contract which are payable by the client.
Under the management agreement, North Atlantic Drilling has charged Seadrill a management fee of $7.1 million and crew costs of $37.8 million for the year ended December 31, 2014. In August 2014, the operation and management of the West Hercules was transferred to Seadrill.

Management services
North Atlantic Management provides all day-to-day management functions to the Company and its subsidiaries in accordance with the terms of the General Management Agreement. North Atlantic Management has contracted in senior management services from Seadrill Management in accordance with the terms of the Management and Administrative Services Agreement. The agreement can be terminated by either party at ninety days notice. In consideration of the services provided, the Company pay Seadrill a fee that includes the operating costs attributable to the Company plus a margin of 8%. Seadrill Management had charged North Atlantic Management a fee of $25.0 million, $27.6 million and $32.4 million for providing the services under the Services Agreement for the years ended December 31, 2015, 2014 and 2013 respectively.

Newbuild construction services
The Company has contracted a subsidiary of Seadrill to provide construction and project management services for construction of the West Rigel drilling unit. In consideration of the services provided Seadrill has charged the Company a fee that includes the operating costs attributable to the Company plus a margin of 5%. The total amount charged was $12.4 million, $9.3 million and $3.4 million for the years ended December 31, 2015, 2014 and 2013 respectively. As these costs are directly attributable to the construction of the drilling unit, they are capitalized and depreciated in accordance with the accounting policy for Drilling Units.

Transactions with Frontline
Management services
The Company receives corporate secretarial and certain other administrative services applicable to the jurisdiction of Bermuda from Frontline Management (Bermuda) Ltd. The fee was $1.2 million, $1.3 million and $0.1 million for the years ended December 31, 2015, 2014 and 2013 respectively. Frontline Management (Bermuda) Ltd. is a wholly owned subsidiary of Frontline Ltd., a company in which Hemen is a large shareholder.

Transactions with Sevan Drilling
Management services
Pursuant to the secondment agreement with Seven Drilling our Chief Financial Officer has been seconded to North Atlantic Management from Sevan Drilling Management AS, a subsidiary of Seadrill and Sevan Drilling Limited The fee was $0.2 million, nil and nil for the years ended December 31, 2015, 2014 and 2013 respectively.

Transactions with Seatankers
Management services
The Company receives corporate management and director services through Seatankers Management Norway AS. The fee was $0.2 million, nil and nil for the years ended December 31, 2015, 2014 and 2013 respectively. Seatankers Management Norway AS a company which is an affiliate of Hemen.

Transactions with Ship Finance
Sale and leaseback agreement
In June 2013, the Company entered into sale and leaseback agreement with Ship Finance for the newbuilding jack-up rig, the West Linus for total consideration of $600 million. Upon the closing of the agreement, $195 million was paid to North Atlantic Drilling and the remaining balance of the purchase price was paid to North Atlantic Drilling upon the delivery of the rig. The West Linus is chartered back to North Atlantic Drilling on a bareboat charter for a period of 15 years, pursuant to which North Atlantic has been granted four purchase options. Ship Finance has an option to sell the rig back to North Atlantic Drilling at the end of the charter period. The West Linus was delivered from the yard in February 2014. At December 31, 2015, the West Linus is reported under Drilling Units in the Company’s balance sheet. Additional disclosure about the VIE has been provided in Note 24.

Seadrill provided a guarantee in the principal amount of up to $525 million issued in favor of Ship Finance, which was payable in the event that the West Linus was not unconditionally accepted by the charterer by June 30, 2014. The guarantee provided by Seadrill commenced on February 13, 2014 and expired in May 2014.

Related Party Loan Facility
Ship Finance granted the VIE company, SFL Linus Ltd., an unsecured loan of $195 million on June 28, 2013 to be repaid at the earlier of June 30, 2029 or date of sale of the West Linus rig. While the loan did not initially bear interest, Ship Finance reserved the right to charge interest after the rig is delivered from the shipyard. SFL Linus repaid $70 million during the first quarter in 2014 and the outstanding balance at December 31, 2015 is $125 million (December 31, 2014: $125.0 million). Commencing in February 2014, the loan bore interest of 4.5% per annum. The proceeds of this loan were used to finance the acquisition of the West Linus. The loan was presented as long term debt to related party on our balance sheet on December 31, 2015. Interest charged by Ship Finance for the year ended December 31, 2015, was $5.6 million (2014: $4.9 million).

$475 million Secured Credit Facility
On October 17, 2013, SFL Linus Ltd. entered into a $475 million secured term loan and revolving credit facility with a syndicate of banks to fund the acquisition of West Linus, which was pledged as security thereunder. The facility bears interest at LIBOR plus a margin of 2.75% and is repayable over a term of five years. The outstanding balance at December 31, 2015 was $354.0 million (December 31, 2014: $451.3 million). In February 2015, North Atlantic Drilling received approval to amend its $475 million Credit Facility. Under the terms of the agreement, Seadrill provides a guarantee for the facility in exchange for amendments to the covenant package, principally replacing the Company's financial covenants with financial covenants within Seadrill's secured credit facilities. The guarantee fee charged by Seadrill is 0.3% per annum of the outstanding principal.

Transactions with Archer
Engineering Services
We receive certain technical engineering services from subsidiaries of Archer Ltd. The charged amount was $1.9 million, $1.0 million and $4.0 million for the years ended December 31, 2015, 2014 and 2013, respectively. These amounts are included in vessel and rig operating expenses. Archer Ltd. is a company in which Seadrill is a large shareholder.

Related Party Balances
The following are the related party balances as at December 31, 2015 and December 31, 2014:

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Related party receivables:
Seadrill	4.7	34.8
Ship Finance International	—	—
Total related party receivables	4.7	34.8

Related party payables:
Seadrill	16.6	17.0
Ship Finance International	23.2	—
Total related party payables	39.8	17.0

Long term debt to related parties
US$600 Bond, Seadrill share 31.1%	186.6	186.6
NOK1,500 Senior Unsecured Bond, Seadrill share 5.5%	9.4	11.1
Non-current related party loan from Ship Finance *	125.0	110.7
Total long term debt to related party	321.0	308.4

Receivables and payables with related parties arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled monthly in arrears.

Other than the loans specifically mentioned, the amounts due to and from Seadrill Limited and its subsidiaries under business operations are unsecured, interest-free and intended to be settled in the ordinary course of business.

* Historically the Company presented balances due to/from Ship Finance on a gross basis. From June 30, 2015 the Company has elected to represent this on a net basis, due to the fact that the right of offset is established in the long-term loan agreements, and the balances are intended to be settled on a net basis, providing a more appropriate description of the Company’s related party net debt position. Accordingly the Company has re-presented $14.3 million as at December 31, 2014, from Amounts due from related parties (Current assets) and offset against Long-term debt due to related parties (Non-current liabilities). There is no corresponding offsetting impact as at December 31, 2015 as the short term trading balances are in a liability position of $23.2 million.